As filed with the Securities and Exchange Commission on February 26, 1999
                                                              File No. 33-81396
                                                              File No. 811-08614


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

             Registration Statement Under the Securities Act of 1933

                        Post-Effective Amendment No. 10                    [X]

                                       and

        Registration Statement Under the Investment Company Act of 1940    [X]

                                Amendment No. 11

                               -------------------

                            BRANDES INVESTMENT TRUST
                      (formerly Brandes International Fund)
               (Exact Name of Registrant as Specified in Charter)

                             12750 High Bluff Drive
                           San Diego, California 92130
                     (Address of Principal Executive Office)
                                 (619) 755-0239
               Registrant's Telephone Number, Including Area Code)


                              MICHAEL GLAZER, ESQ.
                   c/o Paul, Hastings, Janofsky & Walker, LLP
                       555 South Flower Street, 23rd Floor
                          Los Angeles, California 90071
                     (Name and Address of Agent for Service)

                               -------------------

             It is proposed that this filing will become effective:
                             (check appropriate box)


               [ ] immediately upon filing pursuant to Rule 485(b)
               [X] on March 1, 1999, pursuant to Rule 485(b)
               [ ] 60 days after filing pursuant to Rule 485(a)(1)
               [ ] 75 days after filing pursuant to Rule 485(a)(2)
               [ ] on ________________, pursuant to Rule 485(a)

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                                     PART A

                                   PROSPECTUS

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




                                ----------------
                                     BRANDES
                                ----------------




                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND





                                  March 1, 1999



     As with all mutual funds, the Securities and Exchange Commission doesn't guarantee that the information in this prospectus is accurate or complete, nor has it judged this fund for investment merit. It is a criminal offense to state otherwise.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

                                Table of Contents

This important section summarizes the -1 Risk /Return Summary and Fund's investments, risks, past Fund Expenses performance, and fees.


This section provides details about the       -6    Investment Objectives,
Fund's investment strategies and risks.             Policies and Risks



Review this section for information about           Fund Management
the organizations and people who oversee
the Fund.                                     -11   The Investment Advisor
                                              -12   Other Service Providers

This section explains how shares are                Shareholder Information
valued, how to purchase and sell shares,
and payments of dividends and                 -13   Pricing of Fund Shares
distributions.                                -14   Purchasing and Adding to
                                                    Your Shares
                                              -15   Minimum Initial Investment
                                              -17   Selling Your Shares
                                              -18   Dividends, Distributions
                                                    and Taxes

This section provides information about -19 Prior Performance of the the past performance of the Fund and Advisor other international equity accounts managed by the Advisor

Review this section for details on -22 Financial Highlights selected financial statements of the Fund.

                      RISK/RETURN SUMMARY AND FUND EXPENSES

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE:

Long term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests principally in common and preferred stocks of foreign companies and securities that are convertible into such common stocks. These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion. Under normal conditions, the Fund invests at least 65% of its total assets measured at the time of purchase in equity securities of issuers located in at least three countries outside the U.S. Up to 20% of the Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets. Up to 10% of the Fund's total assets, measured at the time of purchase, may be invested in securities of small capitalization companies (those whose market value of publicly traded securities totals $1 billion or less measured at the time of purchase). The Investment Advisor uses the principles of value investing to analyze and select equity securities for the Fund's investment portfolio.


PRINCIPAL INVESTMENT RISKS:

Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the

RISK/RETURN SUMMARY


Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. The values of the Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you:

         +   want potential capital appreciation and are willing to accept the higher risks associated with investing in foreign stocks
         +   want professional portfolio management
         +   are investing for long-term goals

The Fund is not appropriate for anyone seeking:

         +   safety of principal
         +   a short-term investment
         +   regular income

Minimum Initial Investment:

$1,000,000

                                FEES AND EXPENSES

         The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below it compares the performance of the Fund over time to the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index, a standard international equity investment benchmark.

         Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                         Performance Bar Chart and Table
                    Year-by-Year Total Returns as of 12/31/98
                                 for Fund Shares


                        [bar chart]
                        1997                    1998
                        21.57%                  14.65%


               Best Quarter        Q 4         1998           19.27%
               Worst Quarter       Q 3         1998          -15.10%

                          Average Annual Total Returns
                   (For the periods ending December 31, 1998)


                          Performance                         Since
                           Inception            1998        Inception
                           ---------            ----        ---------
Fund Shares                 1/02/97            14.65%         18.12%
MSCI EAFE Index             1/02/97            20.00%         11.07%

         As an investor in the Fund, you will pay the following fees and expenses based on the Fund's last fiscal year. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

                                FEES AND EXPENSES

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed                                  None
on Purchases

Maximum Sales Charge (Load) Imposed on Reinvested Dividends          None

Maximum Contingent Deferred Sales                                    None
Charge

Redemption Fee                                                       None

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)

Management fees                                                      1.00%
                                                                     ----
Other expenses                                                       0.37%
                                                                     ----
Total Annual Fund operating expenses                                 1.37%
                                                                     ----
Fee Waiver and/or Expense Reimbursement(1)                           0.17%
                                                                     ----
Net Expenses(1)                                                      1.20%
                                                                     ----
----------
(1) The Advisor has agreed with Brandes Investment Trust (the "Trust") to limit the Fund's annual operating expenses to 1.20% of the Fund's average daily net assets through the Fund's fiscal year ended October 31, 1999.

         Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

         +  $10,000 investment in the Fund
         +  5% annual return
         +  redemption at the end of each period
         +  no changes in the Fund's operating expenses

         Because this example is hypothetical and for comparison only, your actual costs will be different.

         Expense Example

              1           3           5          10
            Year        Years       Years       Years
            $122        $417        $734       $1,632

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

         The Fund's investment objective is long-term capital appreciation. It seeks to achieve this objective by investing principally in a diversified portfolio of equity securities of foreign companies.


INTERNATIONAL INVESTING

         During the past decade foreign capital markets have grown significantly. Today, over half of the world's equity value is located outside of the United States. Brandes Investment Partners, L.P., the investment advisor to the Fund (the "Advisor"), believes that significant investment opportunities exist throughout the world.

         The Fund normally invests at least 65% of its total assets in equity securities of foreign companies with market capitalizations (market value of publicly traded securities) greater than $1 billion at the time of purchase. The Fund does not invest more than 20% of its total assets, measured at the time of purchase, in securities of companies located in emerging securities markets. The Fund does not invest more than 10% of its total assets, measured at the time of purchase, in small capitalization companies (those with market capitalizations of $1 billion or less measured at the time of purchase).

         Equity securities include common stocks, preferred stocks and securities convertible into common stocks. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.

         Under normal circumstances, the Fund invests at least 65% of its total assets at the time of purchase in equity securities of companies located in at least three countries other than the United States. The Fund may invest in countries in Western Europe, North and South America, Australia, Africa and Asia. The Fund may invest in any one particular country or industry up to the greater of either (a) 20% of total Fund assets at the time of purchase, or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International Europe, Australasia, Far East Index at the time of purchase. However, the Fund may not invest more than 25% of its total assets, calculated at the time of purchase, in any one industry (other than U.S. Government securities). In addition, the Fund may not invest more than 20% of the value of its total assets, measured at the time of purchase, in securities of companies located in countries with emerging securities markets.

         The Advisor selects stocks for the Fund based on their individual merits and not necessarily on their geographic locations. In selecting foreign securities, the Advisor does not attempt to match the security allocations of foreign stock market indices. Therefore, the Fund's country weightings may differ significantly from country weightings found in published foreign stock indices. For example, the Advisor may decide not to invest the Fund's assets in a country whose stock market, at the time, comprises a large portion of a published foreign stock market index. At the same time, the Advisor may invest the Fund's assets in countries whose representation in the index is small or non-existent.

VALUE INVESTING

         The Advisor uses the Graham and Dodd Value Investing approach as introduced in the classic book Security Analysis. Applying this philosophy, the Advisor views stocks as parts of businesses which are for sale. It seeks to purchase a diversified group of these businesses when they are undervalued -- at prices its research indicates are well below their true long-term, or intrinsic, values. By purchasing stocks whose current prices it believes are considerably below their intrinsic values, the Advisor believes it can buy not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.

MAIN RISKS

         The value of your investment in the Fund will go up and down, which means you could lose money. You should consider an investment in the Fund as a long-term investment.

         STOCKS

         The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods. Stocks are more volatile--likely to go up or down in price, sometimes suddenly--and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.

         RISKS OF INTERNATIONAL INVESTING

         Investments in foreign securities involve special risks. These include currency fluctuation, a risk which was not addressed by Graham and Dodd, whose work focused on U.S. stocks. The Advisor has applied the value method of stock selection to foreign securities. By looking outside the U.S. for investment opportunities, the Advisor believes it is more likely to find undervalued companies.

         Because most foreign securities are traded primarily in foreign currencies, foreign investing involves the risk of fluctuation in the value of such currencies against the U.S. dollar. However, the Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies representing a number of currencies and countries, significantly affects portfolio performance. Because the Advisor searches world-wide for undervalued companies, and is not limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without that risk.

         Before investing in the Fund, you should also consider the other risks of international investing, including political or economic instability in the country of issue and the possible imposition of currency exchange controls or other adverse laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund then is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments.

         The Fund may from time to time invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries. During such periods, the Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrences than more diversified portfolios.

         EMERGING MARKETS AND RELATED RISKS

         The Fund may invest up to 20% of its assets, as measured at time of purchase, in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Advisor is generally considered a developing country by the international financial community. There are currently over 130 such countries, approximately 40 of which currently have investable stock markets. Those countries generally include every nation in the world except the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand and most nations located in Western Europe. Currently, investing in many emerging market countries is not feasible or may involve unacceptable risks. As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.


         Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar. Any fluctuations or devaluations in the currencies in which the Fund's portfolio securities are denominated may reduce the value of your investment in the Fund.

         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, investors may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S.

         Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

SMALL CAPITALIZATION COMPANIES

         The Fund may invest up to 10% of its assets, as measured at time of purchase, in small capitalization companies, i.e., companies with market capitalizations of $1 billion or less, measured at time of purchase.


         Small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management. The securities of these companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

         SHORT-TERM INVESTMENTS

         The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor's discretion require investments inconsistent with the Fund's principal investment strategies. As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

         YEAR 2000

         Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by the Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 issue." The Fund understands that the Advisor is taking steps reasonably designed to address the Year 2000 issue for its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, these actions might not avoid any adverse impact on the Fund. In addition, the problem may adversely affect the companies and other issuers in which the Fund invests. For example, they may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. The Investment Advisor will continue to monitor developments related to this issue.

----------

         EURO INTRODUCTION

         The European Union's introduction of a single European currency, the Euro, on January 1, 1999 creates certain uncertainties, including whether the payment and operational systems of banks and other financial institutions will be prepared for the change, the legal treatment of outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. These or other related factors could cause market disruptions before or after the introduction of the Euro. The Fund understands that the Advisor and other key service providers are taking steps to address Euro-related issues.

OTHER INVESTMENT TECHNIQUES AND RESTRICTIONS

         The Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

         The most recent information about the Fund's portfolio holdings can be found in its annual or semi-annual report. For information about receiving this report, see the back cover.

                                 FUND MANAGEMENT

         The Board of Trustees decides matters of general policy and reviews the activities of the Advisor, Distributor and Administrator. The Trust's officers conduct and supervise its daily business operations.

THE INVESTMENT ADVISOR

         The Advisor has been in business, through various predecessor entities, since 1974. As of December 31, 1998, the Advisor managed over $25 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals. Charles H. Brandes, who owns a controlling interest in the Advisor's general partner, Brandes Investment Partners, Inc., serves as a Trustee of the Trust. The Advisor's offices are at 12750 High Bluff Drive, San Diego, California 92130.

         Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Fund, including determining which securities are bought and sold. The Fund's investment portfolio is team-managed by an investment committee of the Advisor, whose members are senior portfolio management professionals of the firm. The Advisor also provides certain officers for the Trust. For its services, during its last fiscal year ended October 31, 1998, the Fund paid the Advisor a fee, accrued daily and paid monthly, of 1.00% of the Fund's average net assets. The Advisor has signed a contract with the Trust in which the Advisor has agreed that during the Fund's fiscal years ended October 31, 1997, 1998 and 1999, the Advisor will waive management fees and reimburse operating expenses of the Fund to the extent necessary to ensure that the expenses of the Fund do not exceed during each such fiscal year 1.20% of the average daily net assets of the Fund (the "Expense Cap"). The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor at any time before the later of (i) December 31, 2003 and (ii) the end of the fifth full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of the fund to exceed the Expense Cap for that fiscal year. The Advisor's contractual fee (without waivers) is 1.00%.


OTHER SERVICE PROVIDERS

         Investment Company Administration, L.L.C. (the "Administrator") is the Fund's administrator. Its address is 2020 East Financial Way, Suite 100, Glendora, California 91741. First Fund Distributors, Inc., an affiliate of the Administrator (the "Distributor") is the Fund's distributor. Its address is 4455 East Camelback Road, Suite 261 E, Phoenix, Arizona 85018.

         Investors Bank & Trust Company is the Custodian of the Fund's assets and employs foreign sub-custodians to provide custody of the Fund's foreign assets. Investors Bank & Trust Company is also the Fund's Transfer and Dividend Disbursing Agent. Its address is 200 Clarendon Street, Boston, Massachusetts 02116.

         The Statement of Additional Information has more information about the Advisor and the Fund's other service providers.

                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

         The price of the Fund's shares is based on its per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities, and dividing the result by the number of outstanding shares of the Fund:

                  NAV  =   Total Assets-Liabilities
                           ------------------------
                               Number of Shares
                                 Outstanding

         The Fund values its investments at their market value. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

         The Fund calculates its NAV once daily at the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on days that the Exchange is open for trading. The Fund invests in securities that are primarily listed on foreign exchanges which may be open for trading on weekends and other days when the Fund does not price its shares. As a result, the Fund's NAV may change on days when you will not be able to purchase or redeem Fund shares.

PURCHASING AND ADDING TO YOUR SHARES

WHO MAY INVEST IN THE FUND

         The Fund sells shares only to certain institutional investors. Except as indicated below, individual investors may not purchase shares, either directly or through brokerage accounts.

         Institutions which may invest in the Fund include qualified retirement and deferred compensation plans and trusts used to fund those plans, (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code")), "rabbi trusts," foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor. Others who may invest in the Fund include Trustees of the Trust, officers and employees of the Advisor, the Administrator and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Distributor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Fund's Transfer Agent). If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

PRICE OF SHARES

         The Fund sells shares without a sales charge at the NAV which is next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund, or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Application Form together with a negotiable check in U.S. dollars or a wire transfer of funds). You may pay a fee if you buy Fund shares through a broker or agent.

MINIMUM INITIAL INVESTMENT

         The minimum initial investment in the Fund is $1 million; there is no minimum subsequent investment. The Distributor may waive the minimum investment for institutions making continuing investments in the Fund and from time to time for other investors, including retirement plans.

PURCHASES THROUGH A SECURITIES DEALER

         You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a "selected dealer"). Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will price your order at the Fund's net asset value next computed after it is accepted by an authorized dealer or the dealer's authorized designee. The Fund and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order. A selected dealer may impose postage and handling charges on your order.

PURCHASES THROUGH THE TRANSFER AGENT

         To purchase shares of the Fund directly from the Transfer Agent, complete the Application Form (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent at the address shown on the Application Form. You may pay by a check with the Application Form, or by a wire transfer of funds as described below. You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

PAYMENT BY WIRE

         To pay for an initial investment in the Fund by wire, call the Transfer Agent at (617) 946-1945 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange is open for trading for an account number. The Transfer Agent will want to know your name, address, tax identification number, amount being wired and wiring bank. You can then instruct the wiring bank to transfer funds by wire to: Investors Bank & Trust Company, ABA #0110-01438, DDA #6691-36913, for credit to Brandes Institutional International Equity Fund, for further credit to [your name and account number]. Make sure that the wiring bank includes the name of the Fund and the account number with the wire. If the Transfer Agent receives your funds before the Fund's net asset value is calculated, your funds will be invested on that day at the net asset value next calculated; otherwise, they will be invested on the next business day at the net asset value next calculated. Finally, you should write your new account number on the Application Form and mail the Form promptly to the Transfer Agent.

         To make an additional purchase by wire, call the Transfer Agent at
(617) 946- 1945 before the wire is sent. Otherwise, your purchase may be delayed indefinitely. Wire funds to the Transfer Agent, care of Investors Bank & Trust Company, as described above, including the name of the Fund and your account number with the wire.

RETIREMENT PLAN PARTICIPANTS

         Individual participants in qualified retirement plans should purchase shares of the Fund through their plan sponsor or administrator, which is responsible for transmitting orders. The procedures for investing in the Fund depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

AUTOMATIC REINVESTMENT

         The Fund reinvests dividends and capital gain distributions on your shares without any sales charge in additional shares unless you indicate otherwise on the Application Form. You may elect to have dividends or capital gain distributions paid in cash on your Application Form or by written request to the Transfer Agent.

OTHER

         The Transfer Agent credits shares to your account, and does not issue stock certificates unless you request them. The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund's shares.

         You may also purchase shares of the Fund by paying "in-kind" in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund's investment objective and policies, are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

SELLING YOUR SHARES

HOW TO REDEEM SHARES

         Your shares may be redeemed only by instructions from the registered owner of your shareholder account. If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

         You may redeem shares by contacting your selected dealer or authorized intermediary. The selected dealer can arrange for the repurchase of the shares through the Fund's distributor at the net asset value next determined after the selected dealer receives your instructions. The dealer may charge you for this service. If your shares are held in a dealer's "street name," you must redeem them through the dealer.

         You may also redeem shares by mailing instructions to the Transfer Agent, Investors Bank & Trust Company, P.O. Box 9130, Boston, MA 02117-9130, or by delivering instructions to the Transfer Agent at 200 Clarendon Street, 16th Floor, Boston, MA 02116. The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and your name and account number. A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the Transfer Agent. The price you will receive for the Fund shares redeemed is the next determined net asset value for the shares after the Transfer Agent has received a completed redemption request.

         TELEPHONE REDEMPTIONS. You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Application Form. You can then redeem shares by telephoning the Transfer Agent at (617) 946-1945, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading. If the Transfer Agent receives your redemption request before 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading, it will process your request that day; otherwise, it will process your request on the next business day. Institutional investors may also make special arrangements with the Transfer Agent for designating personnel who are authorized to place telephone redemption requests.

         SPECIAL FACTORS REGARDING TELEPHONE REDEMPTIONS. The Trust will use procedures, such as assigned personal identification numbers, designed to provide reasonable verification of the identity of a person making a telephone redemption request. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. You will be promptly notified of any refused request for a telephone redemption. If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder telephone redemption.

REDEMPTION PAYMENTS

         Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund's net assets, or during any other period when the SEC, by order, so permits.


         Redemption proceeds are generally paid by check. However, at your request, the Transfer Agent will wire redemption proceeds of $300 or more to your bank account. Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and the shareholder's bank account number.


REDEMPTION OF SMALL ACCOUNTS

         If the value of your investment in the Fund falls below $100,000 because of redemptions, the Trust may notify you, and if your investment value remains below $100,000 for a continuous 60-day period, the Trust may redeem your shares. However, the Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares. The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust. The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60-days' notice.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         The Fund expects to pay income dividends annually, and to make distributions of net capital gains, if any, at least annually. The Board of Trustees may decide to pay dividends and distributions more frequently.

         The Fund automatically reinvests dividends and capital gain distributions in additional shares at the net asset value per share on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.

         Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. If you purchase shares shortly before the record date of a dividend or distribution, the shares will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

         Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. The Fund will inform you annually of the amount and nature of its distributions.

         Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%. However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes. The Trust will also notify you each year of the amounts available as credits.

         The Statement of Additional Information contains information about taxes. Consult your own advisers about federal, state and local taxation of distributions from the Fund.

                        PRIOR PERFORMANCE OF THE ADVISOR

         The table below contains performance data provided by the Advisor relating to the historical performance of its clients and the Fund. The Advisor's composite results include all actual, fee-paying and non-fee-paying, fully discretionary international equity accounts that had the same investment objective as the Fund and were managed by the same team that manages the Fund's portfolio, using substantially similar, though not identical, investment strategies, policies and techniques as those used in managing the Fund. This composite information illustrates the past performance of the Advisor in managing similar accounts as measured against the Morgan Stanley Capital International (MSCI) EAFE Index, a standard international equity investment benchmark. The accounts included in the Advisor's composite are not subject to the same types of expenses as the Fund nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, (the "1940 Act"), or Subchapter M of the Internal Revenue Code. The performance results for the Advisor's composite could have been adversely affected if the accounts included in the composite had been regulated as investment companies. The data below regarding the Advisor's composite of international equity accounts do not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Advisor.

         The results presented below may not necessarily equate with the return experienced by any particular account of the Advisor or shareholder of the Fund as a result of timing of investments and redemptions. In addition, the effect of taxes on any client or shareholder depends on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

                             Annualized Total Return
                       For Periods Ended December 31, 1998

                                Inception   Five Years  Three Years   One Year
                                ---------   ----------  -----------   --------
Brandes Institutional           18.12%(2)       N/A         N/A        14.65%
 International Equity Fund(1)

Advisor's Composite***          16.48%****     12.08%      17.03%      14.76%

MSCI EAFE Index*****             6.90%**        9.19%       9.00%      20.00%

----------
(1) The net annual returns presented above for the Brandes Institutional International Equity Fund were calculated as described above under "Performance Information."

(2) Inception date for the Brandes Institutional International Equity Fund is 1/2/97.

*** The net annualized returns presented above for the Advisor's international equity composite were calculated on a time-weighted and asset-weighted total return basis, including investment of all dividends, interest and income, realized and unrealized gains or losses and are net of applicable investment advisory fees, brokerage commissions and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Advisor's composite results include all actual, fee-paying and non-fee-paying, fully discretionary international equity accounts under management by the Advisor for at least one month beginning 6/30/90, having substantially the same investment objectives, policies, techniques and restrictions, other than client accounts denominated in currencies other than U.S. dollars. The net annual total returns were calculated in accordance with AIMR standards. The weighted annualized management fee during the period from 6/30/90 through 12/31/97 was 0.91% per year. Securities transactions are accounted for on the trade date. Cash and cash equivalents are included in performance returns. Starting with calendar year 1992 through calendar year 1998, the net annual total returns for the Advisor's composite have been examined by a Big Five accounting firm in accordance with AIMR Level II verification standards. Copies of the auditors' reports and a complete list and description of the Advisor's composites are available on request. The results for individual accounts and for different periods may vary. The asset-weighted standard deviation measure of dispersion of the annual periods 1991 through 1997 are 5.09%, 3.03%, 4.97%, 2.28%, 2.01%, 2.27%, and
     2.48%, respectively. Investors should not rely on prior performance results as a reliable indication of future results. Total return calculations for the Advisor's composite made in compliance with AIMR standards may vary from the results obtained utilizing standards set forth by the Securities and Exchange Commission for calculating the total return for mutual funds.

**** Inception date for the Advisor's composite and MSCI EAFE Index is 6/30/90.

                              FINANCIAL HIGHLIGHTS

         This financial highlights table is intended to help you understand the Fund's financial performance since its commencement of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                JANUARY 2, 1997*
                                                 YEAR ENDED         THROUGH
                                              OCTOBER 31, 1998  OCTOBER 31, 1997
--------------------------------------------------------------------------------
Net asset value, beginning of period$ ...       $  14.57            $ 12.50
                                                --------            -------
Income from investment operations:
  Net investment income .................           0.21               0.17
  Net realized and unrealized gain
    on investments ......................           1.66               1.90
                                                --------            -------
  Total from investment operations ......           1.87               2.07
                                                --------            -------
Less distributions:
  From net investment income ............          (0.07)              0.00
  From net capital gains ................          (0.15)              0.00
                                                --------            -------
Total distributions .....................          (0.22)              0.00
                                                --------            -------
Net asset value, end of period ..........       $  16.22            $ 14.57
                                                ========            =======

Total return ............................          13.01%             16.56%**

RATIOS / SUPPLEMENTAL DATA:

Net assets, end of period (thousands) ...       $160,015            $51,130

Ratio of expenses to average net assets:
  Before expense reimbursement ..........           1.37%              1.76%***
  After expense reimbursement ...........           1.20%              1.19%***

Ratio of net investment income to
average net assets:
  Before expense reimbursement ..........           1.75%              0.84%***
  After expense reimbursement ...........           1.92%              1.40%***
Portfolio turnover rate .................          50.08%             27.40%

----------
*     Commencement of operations.
**    Not Annualized.
***   Annualized.
***** The MSCI EAFE Index is an unmanaged index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commission or other expenses of investing.

For more information about the Brandes Institutional International Equity Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain detailed information on the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
                             12750 HIGH BLUFF DRIVE
                               SAN DIEGO, CA 92130
                                  800- 331-2979

You can also review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. In addition, you can get text-only copies:

          + For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330

          +    Free from the Commission's Website at http://www.sec.gov.


                                      Investment Company Act file No. 811- 8614.

          ------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

          ------------------------------------------------------------

                            BRANDES INVESTMENT TRUST

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

                       Statement of Additional Information

                               Dated March 1, 1999

         This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of Brandes Institutional International Equity Fund (the "Fund") dated March 1, 1999. The Fund is a diversified series of Brandes Investment Trust (the "Trust"), a registered open-end management investment company or mutual fund. Brandes Investment Partners, L.P. (the "Advisor") is the investment advisor to the Fund. Copies of the prospectus may be obtained from the Fund at 12750 High Bluff Drive, San Diego, CA 92130 or by calling 1-800-237-7119.

                                TABLE OF CONTENTS
                                                                  Page
                                                                  ----
Investment Objective and Policies...............................   B-2
Investment Restrictions.........................................   B-3
Other Securities and Investment Techniques......................   B-4
Management......................................................   B-11
Principal Holders of Securities.................................   B-13
Investment Advisory and other Services..........................   B-13
    Advisory Agreement..........................................   B-13
    Administration Agreement....................................   B-14
Portfolio Transactions and Brokerage............................   B-15
Net Asset Value.................................................   B-16
Redemptions.....................................................   B-17
Taxation........................................................   B-18
Performance Information.........................................   B-20
Financial Statements............................................   B-20
Custodian, Transfer and Dividend Disbursing Agent,
Independent Auditors and Legal Counsel..........................   B-21
General Information.............................................   B-21

                        INVESTMENT OBJECTIVE AND POLICIES

         The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Fund's prospectus. No one can ensure that the Fund's investment objective will be achieved.

         The U.S. Government has, from time to time, imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Fund. If such restrictions should be reinstituted, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Fund's investment objective and policies. However, the Fund would adopt any revised investment objective and fundamental policies only after approval by the holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

         Investments in foreign securities involve certain inherent risks. Individual foreign economies may differ from the U.S. economy in such aspects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of property or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent on international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or other adverse developments affecting these trading partners, could have a significant adverse effect on the securities markets of such countries.

         Because most of the securities in which the Fund invests are denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets which are denominated in that currency. Such changes will also affect the Fund's income. The values of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations imposed from time to time.

         Foreign securities markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. securities. Settlement practices for transactions may differ from those in the United States and may include delays beyond periods customary in the United States. Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

                             INVESTMENT RESTRICTIONS

         The Trust has adopted the following fundamental investment policies and restrictions with respect to the Fund in addition to the policies and restrictions discussed in the prospectus. The policies and restrictions listed below cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As a matter of fundamental policy, the Fund is diversified; i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities, and for the purposes of this calculation, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         In addition, the Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Make short sales of securities or maintain a short position, except for short sales against the box;

         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         4. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

         5. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

         7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

         8. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency;

         9. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

         10. Make investments for the purpose of exercising control or management;

         11. Invest in oil and gas limited partnerships or oil, gas or mineral leases.

OPERATING RESTRICTIONS

         The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board of Trustees without shareholder approval.

         The Fund may not:

         1. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

         2. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;


         3. Invest more than 15% of its net assets in unseasoned securities and illiquid securities, including Rule 144A securities.

                   OTHER SECURITIES AND INVESTMENT TECHNIQUES

CONVERTIBLE SECURITIES

         The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specific period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as for debt securities) as well as changes in the market value of the common stock into which they can be converted.

SHORT-TERM INVESTMENTS

         At times the Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes or as part of its overall investment strategy. These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor.

REPURCHASE AGREEMENTS

         Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

         The majority of these transactions run from day to day and not more than seven days from the original purchase. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Fund's risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

         Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, the purchaser's ability to sell the collateral might be restricted and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

U.S. GOVERNMENT SECURITIES


         The Fund may, but is not obligated under any circumstances to, invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Student Loan

Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as obligations of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.


WHEN-ISSUED SECURITIES


         The Fund may from time to time purchase securities on a "when-issued" or delayed delivery basis, generally in connection with an underwriting or other offering. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction. During the period between purchase and settlement, the Fund does not pay the issuer and no interest accrues to the Fund. To the extent that the Fund holds assets in cash pending the settlement of a purchase of securities, the Fund would earn no income. These transactions involve the risk that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with which the Fund enters into such a transaction may not perform its commitment. While the Fund may sell when- issued securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


ILLIQUID AND RESTRICTED SECURITIES


         The Fund may invest up to 15% of its net assets at the time of purchase in illiquid securities, including (i) securities with no readily available market; (ii) securities subject to legal restrictions on resale (so-called "restricted securities") other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; and (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Trustees have determined to be liquid based on the applicable trading markets.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable such as over-the-counter, or dealer traded, options, and repurchase agreements having a maturity of more than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not affect the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Advisor may determine that such securities, up to a limit of 10% of the Fund's total net assets, are not illiquid notwithstanding their legal or contractual restrictions on resale.

SECURITIES LENDING

         The fund may lend its securities in an amount up to 30% of its total assets at the time of the loan to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under present regulatory requirements, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or U.S. Government securities. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral if the borrower of the securities fails financially. However, the Fund will lend securities only when, in the Advisor's opinion, the income to be earned from the loans justifies the risks involved. The Fund or the borrower may terminate Loans.

OPTIONS

         The Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices to hedge against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. The Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund. The Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions.

         PURCHASING OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by selling the option, by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund also may terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.

         The buyer of a typical put option will realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer will suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

         The Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets at the time of purchase.

         WRITING OPTIONS. When the Fund writes a call option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written). If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position. The Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. Government securities or other high-grade debt obligations, equal in value to commitments for options written.

         Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

         COMBINED POSITIONS. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, the Fund may write a put option and purchase a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because the types of exchange-traded options contracts are limited, the standardized contracts available likely will not match the Fund's current or anticipated investments exactly. The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

         Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way. Imperfect correlation also may result from differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not succeed in all cases. If price changes in the Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS. No one can assure that a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, the Fund may not be able to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions also could be impaired.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options, i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. OTC options are considered to be illiquid, since these options generally can be closed out only by negotiation with the other party to the option.

         STOCK INDEX OPTIONS. Options on stock indices have certain risks that are not present with stock options generally. Because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock. Accordingly, to successfully use options on a stock index, the Advisor must be able to predict correctly movements in the direction of the stock market generally. Index prices may be distorted if trading in certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out positions it holds. The Fund's policy is to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

STOCK INDEX FUTURES

         The Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g., in order to hedge against changes in prices of the Fund's securities. No more than 25% of the Fund's total assets at the time of any such transaction will be hedged with stock index futures contracts.

         A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. No physical delivery of securities is made, but profits and losses resulting from changes in the market value of the contract are credited or debited at the close of each trading day to the accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. If the Advisor expects general stock market prices to rise, it might purchase a stock index future contract as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if the Advisor expects general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the future contract.

         No one can ensure that it will be possible at any particular time to close a futures position. If the Fund could not close a futures position and the value of the position declined, the Fund would have to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position. No one can ensure that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Advisor's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

         The use of futures contracts includes several risks. If the index the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of unlimited loss. Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.

         In addition, a variety of factors may affect the market prices of futures contracts. First, all participants in the futures market are subject to margin deposit and maintenance requirements.

Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

         Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. No one can ensure that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

         The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's net assets.
                                   MANAGEMENT

         The Board of Trustees is responsible for the overall management of the Trust's business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund's investment objective and policies and to general supervision by the Board.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Betsy M. Blodgett * (age 40) President           Officer  of  the  Trust  since
12750 High Bluff Drive      and Trustee.         1994.     Manager,     Product
San Diego, CA 92130                              Development   of  the  Advisor
                                                 since   May   1996   and  Vice
                                                 President  of its  predecessor
                                                 since      1994.      Formerly
                                                 Principal,   Cameron   Capital
                                                 Management         (investment
                                                 adviser) from 1992 to 1994 and
                                                 consultant   in   1994;   Vice
                                                 President,  Van  Kasper  & Co.
                                                 (broker-dealer)  from  1991 to
                                                 1992;      previously     Vice
                                                 President,  Corporate Finance,
                                                 Prudential Capital Corporation
                                                 (investments) prior thereto.

DeWitt F. Bowman, C.F.A, (age 68) Trustee.       Principal,  Pension Investment
79 Eucalyptus Knoll                              Consulting,     since    1994.
Mill Valley, CA 94941                            Director, Dresdner RCM Capital
                                                 Funds,  Inc.  and Dresdner RCM
                                                 Global  Funds,   Inc.  (mutual
                                                 funds)   since   1996;   RREEF
                                                 America REIT, Inc. since 1995;
                                                 Wilshire  Target  Funds,  Inc.
                                                 (mutual   fund)   since  1996.
                                                 Trustee,    Pacific    Gas   &
                                                 Electric Nuclear Decommission-
                                                 ing Trust since 1995. Formerly
                                                 Chief  Investment  Officer  of
                                                 the     California      Public
                                                 Employees   Retirement  System
                                                 (1989 to 1994).

Charles H. Brandes * (age 55) Trustee.           Managing Partner of the Advisor
12750 High Bluff Drive                           since May 1996 and Managing
                                                 Director San Diego, CA 92130 of
                                                 its predecessor.

Gordon Clifford Broadhead (age 74) Trustee.      Marine biologist and consultant
P.O. Box 1427                                    in fisheries.
Rancho Santa Fe, CA 92067

Joseph E. Coberly, Jr. (age 80) Trustee.         Former Managing Partner, Red
P.O. Box 944                                     Tail Golf Association (real
Rancho Santa Fe, CA 92067                        estate developer).

W. Daniel Larsen (age 71) Trustee.               Retired.  Former Honorary
1405 Savoy Circle                                Danish Consul for San Diego.
San Diego, CA 92107

Glenn R. Carlson (age 37) Secretary.             Managing Partner of the
12750 High Bluff                                 Advisor since May 1996 and
San Diego, CA 92130                              Managing Director of its
                                                 predecessor prior thereto.

Gary Iwamura (age 42) Treasurer.                 Financial Resources Officer
12750 High Bluff Drive                           of the Advisor since 1994.
San Diego, CA 92130                              Formerly Chief Administrative
                                                 Officer, National Mutual Funds
                                                 Management from 1992 to 1996
                                                 and Chief Operating Officer,
                                                 Axe-Houghton Management from
                                                 1991 to 1992.
----------
* Denotes "interested person" of the Trust as defined in the 1940 Act.

         The Trust pays a fee of $800 per meeting to Trustees who are not "interested persons" of the Trust. They also receive a fee of $800 for any committee meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending meetings.

         The table below shows the compensation paid to each Trustee for the fiscal year ended October 31, 1998:

                                         Pension or        Estimated           Total
                        Aggregate    Retirement Benefits     Annual         Compensation
                      Compensation   Accrued as Part of   Benefits Upon   from the Trust
Name of Person        from the Trust   Fund Expenses       Retirement     Paid to Trustees
--------------        --------------   -------------       ----------     ----------------
DeWitt F. Bowman         $3,200              $0               $0              $3,200

Gordon Clifford
 Broadhead               $3,200              $0               $0              $3,200

Joseph E. Coberly, Jr.   $3,200              $0               $0              $3,200

W. Daniel Larsen         $3,200              $0               $0              $3,200

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 1999, the following persons held of record more than 5% of the outstanding shares of the Fund:

Name and Address                                              Percentage Owned
----------------                                              ----------------
Charles Schwab & Co., Inc.(1)                                    28.65%
101 Montgomery Street
San Francisco, CA 94104

Wells Fargo Bank TTEE fbo                                        14.38%
Deseret Mutual Benefits Administration 401(k)
26610 West Agoura Road
Calabasas, CA 91302

Wells Fargo Bank TTEE fbo                                        6.93%
Deseret Mutual Benefits Administration 403(b)
26610 West Agoura Road
Calabasas, CA 91302

The Wortham Foundation, Inc.                                     6.49%
2727 Allen Parkway, Suite 2000
Houston, TX 77019-2125

BankAmerica, N.A. Trustee                                        5.21%
fbo The Summit CRUT
U/A dtd 03/26/96
Post Office Box 831575
Dallas, TX 75283-1575

----------
(1) Charles Schwab & Co. Inc. is the nominee account for many individual shareholder accounts; the Funds are not aware of the size or identity of any individual accounts.

As of such date, the Trustees and officers of the Trust, as a group, owned beneficially and of record less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreement

         Subject to the supervision of the Board of Trustees, the Advisor provides investment management and services to the Fund, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator;
(v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust's officers and Trustees; and (xii) amortization of organization costs.

         Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

         The Advisory Agreement with respect to the Fund will remain in effect for two years from its execution. Thereafter, if not terminated, it will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or "interested persons" of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

         The Board of Trustees or the holders of a majority of the outstanding voting securities of the Fund can terminate the Advisory Agreement with respect to the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisor may also terminate the Advisory Agreement on 60 days written notice to the Fund. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         During the fiscal years ended October 31, 1997 and October 31, 1998, the Advisor earned an advisory fee at the rate of 1.00% of the average net assets of the Fund. That fee amounted to $260,518 and $1,204,817, respectively. The Advisor agreed to limit the total operating expenses of the Fund during each such fiscal year to 1.20% of average net assets. As a result of that limitation, the Advisor waived $150,810 and $200,868 of the advisory fee it earned during fiscal years ended October 31, 1997 and October 31, 1998, respectively.

         The Advisor has signed a contract with the Trust in which the Advisor has agreed that during the Fund's fiscal years ended October 31, 1997, 1998 and 1999 the Advisor will waive management fees and reimburse operating expenses of the Fund to the extent necessary to ensure that the expenses of the Fund do not exceed during each such fiscal year 1.20% of the average daily net assets of the Fund (the "Expense Cap"). The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time before the later of (i) December 31, 2003, and (ii) the end of the fifth full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of the Fund to exceed the Expense Cap for that fiscal year.

         The Fund does not invest in any security for the purpose of exercising control or management. When the Fund receives a proxy from a company in which it invests, the Advisor will vote that proxy in accordance with the Advisor's judgment as to the best interests of the Fund, considering the effect of any such vote on the value of the Fund's investment. The Advisor does not solicit or consider the views of individual shareholders of the Fund in voting proxies. Because voting proxies of foreign securities may entail additional costs to the Fund, the Advisor considers the costs and benefits to the Fund in deciding whether or not to vote a particular proxy.

ADMINISTRATION AGREEMENT

         Investment Company Administration, L.L.C. ("ICA") serves as Administrator for the Fund, subject to the overall supervision of the Trustees. The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Fund's insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund's shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund's registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders;
(vi) overseeing all relationships between the Fund and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. The Trust's Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above. For its services, the Administrator receives a fee at the annual rate of 0.10% of the Fund's average net assets, subject to a $40,000 annual minimum. As a result, for the fiscal year ended October 31, 1998, ICA received compensation of $112,689 from the Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

         The Fund may purchase portfolio securities directly from issuers or from underwriters. Where possible, it makes purchases and sales through dealers (including banks) which specialize in the types of securities involved, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

         In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. It considers the full range and quality of services available in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         In those instances where the Advisor concludes that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, it may consider those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Fund and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services it is required to perform under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Fund.

         The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         The Advisor makes investment decisions for the Fund independently from those of the Advisor's other client accounts. Nevertheless, at times the same securities may be acceptable for the Fund and for one or more of such client accounts. To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If the Fund and one or more of such other client accounts simultaneously purchases or sells the same security, the Advisor allocates each day's transactions in such security between the Fund and all such client accounts as it decides is fair, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors it deems relevant. In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund paid total brokerage commissions during the fiscal years ended October 31, 1997, and October 31, 1998, of $149,540 and $346,776, respectively.

                                 NET ASSET VALUE

         The net asset value of the Fund's shares fluctuates and is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) each business day. Currently, the Exchange is not open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Fund values options and futures contracts which are traded on exchanges at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. However, if an exchange closes later than the New York Stock Exchange, the Fund values the options or futures traded on it based on the sales price, or the mean between bid and asked prices, as the case may be, as of the close of the New York Stock Exchange.

         Foreign securities markets normally complete trading well before the close of the New York Stock Exchange. In addition, foreign securities trading may not take place on all days on which the New York Stock Exchange is open for trading, and may occur in certain foreign markets on days on which the Fund's net asset value is not calculated. Calculations of net asset value will not reflect events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case the Fund will make an adjustment. The Fund translates assets or liabilities expressed in foreign currencies into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

         The Fund may use a pricing service approved by the Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

         The Fund values securities and other assets for which market quotations are not readily available, or for which the Board of Trustees or its designate determines the foregoing methods do not accurately reflect current market value, at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures, as well as any pricing services, are reviewed periodically by the Board of Trustees.

                                   REDEMPTIONS

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price. Although the Fund does not expect to make any part of a redemption payment in securities, if such payment were made, an investor would incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which commits the Fund to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's total net assets at the beginning of such 90-day period.

                                    TAXATION

         The Fund intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

         Many of the options, futures and forwards contracts used by the Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Section 1256 contracts held by the Fund at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

         Generally, the transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders. The Fund may make certain elections available under the Code which are applicable to straddles. If the Fund makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

         The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

         Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses. Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n ' ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         The Fund will update the time periods used in advertising to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Fund, whichever is available.

OTHER INFORMATION

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc.("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                              FINANCIAL STATEMENTS

         The Annual Report to shareholders of the Fund for the period ended October 31, 1998 is a separate document and the financial statements appearing in it are incorporated by reference in this Statement of Additional Information. Those financial statements have been audited by Ernst & Young LLP, whose report appears in the Annual Report. The financial statements have been incorporated in this Statement of Additional Information in reliance on their authority as experts in accounting and auditing.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                     INDEPENDENT AUDITORS AND LEGAL COUNSEL

         The Trust's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is responsible for holding the Fund's assets and also acts as the Fund's accounting services agent. Investors Bank & Trust Company acts as the Fund's transfer and dividend disbursing agent. The Trust's independent auditors, Ernst & Young LLP, 725 South Figueroa, Los Angeles, California 90017, examine the Fund's financial statements annually and prepare the Fund's tax returns. Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, acts as legal counsel for the Trust and the Advisor.

                               GENERAL INFORMATION

         The Trust was organized as a Delaware business trust on July 6, 1994 and is an open-end management investment company. The Board of Trustees of the Trust has authority to issue an unlimited number of shares of beneficial interest of separate series. The Fund is currently one of two series of the Trust. The Fund commenced operation January 2, 1997. Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Fund's assets in the securities of another investment company, upon notice to and approval of shareholders.

         The Trust's Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Fund or their investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         You can examine the Trust's Registration Statement on Form N-1A at the office of the Securities and Exchange Commission in Washington, DC. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

SHARES OF BENEFICIAL INTEREST

         Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust will not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Thus, on any matter submitted to a vote of shareholders of the Trust, all shares of the affected series will vote unless otherwise permitted by the Investment Company Act, in which case all shares of the Trust will vote in the aggregate. For example, a change in the Fund's fundamental investment policies would be voted upon by shareholders of the Fund, as would the approval of any advisory or distribution contract for the Fund. However, all shares of the Trust will vote together in the election or selection of Trustees and accountants for the Trust.

         As used in the Fund's prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

         The Trust does not hold annual shareholder meetings of the Fund. The Trust will not normally hold meetings of shareholders to elect Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing by the shareholders of record owning at least 10% of the Trust's outstanding shares Trust and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

         Each share of the Fund has equal voting rights. Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Fund. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements:

          (b)  Exhibits:

               The following exhibits are included with this Post- Effective Amendment, except as noted:


                  (1)   (i)    Agreement and Declaration of Trust(2)
                        (ii)   Amendment  to  Agreement  and  Declaration  of
                               Trust(2)
                        (iii)  Amendment  to  Agreement  and  Declaration  of
                              Trust(3)
                  (2)   By-Laws(2)
                  (3)   Not applicable
                  (4)   Specimen stock certificate(3)
                  (5)   (i)    Investment  Advisory Agreement relating to the
                               Brandes  Institutional   International  Equity
                               Fund(4)
                        (ii)   Form of Investment Advisory Agreement relating
                               to the  Brandes  Institutional  Global  Equity
                               Fund(7)
                        (iii)  Operating Expense Letter (8)
                  (6)   Distribution  Agreement with First Fund Distributors,
                        Inc.(6)
                  (7)   Not applicable
                  (8)   Custodian Agreement(6)
                  (9)   (i)    Administration Agreement(2)
                        (ii)   Transfer Agency Agreement(3)
                  (10)  Opinion and consent of counsel(3)
                  (11)  Consent of independent accountants(5)
                  (12)  Not applicable
                  (13)  Investment letter2
                  (14)  Individual Retirement Account forms(1)
                  (15)  Not applicable
                  (16)  Not applicable
                  (17)  Not applicable
                  (18)  Not applicable

----------
         (1) Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-81396), filed on August 31, 1995, and incorporated herein by reference.

         (2) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396), filed on January 9, 1996, and incorporated herein by reference.

         (3) Previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-81396), filed on February 7, 1996, and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-81396), filed on October 2, 1996, and incorporated herein by reference.

         (5) Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 33-81396), filed on March 2, 1998, relating to the Brandes Institutional International Equity Fund series of the Trust, and incorporated herein by reference.

         (6) To be filed by amendment

         (7)  Previously  filed  with  Post-Effective  Amendment  No.  8 to  the
Registration Statement on Form N-1A (File No. 33-81396), filed on March 23, 1998, and incorporated herein by reference.

         (8) Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         The Registrant does not control, nor is it under common control, with any other person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


         As of January 31, 1999 the Brandes Institutional International Equity Fund had 44 shareholders of record.


ITEM 27. INDEMNIFICATION.

         Article VI of Registrant's By-Laws states as follows:

         SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

          (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

          (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

          (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

          (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless an only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this
               Article is obtained.

         SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

          (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

          (b)  A written opinion by an independent legal counsel.

         SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

          (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

          (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Brandes Investment Partners, L.P. is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896), which is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.

         (a) First Fund Distributors, Inc. also acts as principal underwriter for the following investment companies:


             Advisors Series Trust
             Al Frank Fund (The)
             American Trust Allegiance Fund
             Avatar Advantage Balanced Fund (The)
             Avatar Advantage Equity Allocation Fund (The)
             Avatar Advantage International Equity Allocation Fund (The) Chase Growth Fund
             Edgar Lomax Value Fund
             Information Tech 100 Mutual Fund
             Kaminski Poland Fund
             Rockhaven Fund
             Rockhaven Premier Dividend Fund
             Van Deventer & Hoch American Value Fund Fleming Capital Mutual Fund Group, Inc Fremont Mutual Funds, Inc. Guinness Flight Investment Funds Jurika & Voyles Fund Group Kayne Anderson Mutual Funds Masters' Select Investment Trust O'Shaughnessy Funds, Inc. PIC Investment Trust Professionally Managed Portfolios Academy Value Fund Avondale Total Return Fund Boston Balanced Fund Osterweis Fund Perkins Discovery Fund Perkins Opportunity Fund ProConscience Women's Equity Mutual Fund Trent Equity Fund Leonetti Balanced Fund Lighthouse Contrarian Fund U.S. Global Leaders Growth Fund Harris Bretall Sullivan & Smith Growth Equity Fund Pzena Focused Value Fund Titan Financial Services Fund
             PGP Korea Growth Fund
             PGP Asia Growth Fund
             The Pursima Funds
             Rainier Investment Management Mutual Funds
             RNC Mutual Fund Group, Inc.
             UBS Private Investor Funds

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:


                                    Position and Offices         Position and
Name and Principal                    with Principal             Offices with
Business Address                       Underwriter                Registrant
------------------                  --------------------         ------------
Robert H. Wadsworth                    President,                Assistant
4455 E. Camelback Rd,                  Treasurer and             Secretary
Suite 261E                             Director
Phoenix, AZ 85018

Steven J. Paggioli                     Vice President,           Assistant
915 Broadway, Suite 1605               Secretary and             Secretary
New York, New York 10010               Director

Eric M. Banhazl                        Vice President            Assistant
2020 E. Financial Way, Suite 100       and Director              Treasurer
Glendora, CA  91741

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 12750 High Bluff Drive, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Administrator at 2020 East Financial Way, Suite 100, Glendora, CA 91741, and all other records will be maintained by the Custodian at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

ITEM 31. MANAGEMENT SERVICES.

         Not applicable.

ITEM 32. UNDERTAKINGS.

          (a) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

          (b) The Registrant undertakes, in the event the information required by Item 5A is contained in an annual report to shareholders, to furnish a copy of such latest report to shareholders to each person to whom a prospectus is delivered, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego and State of California on the 25th day of February 1999.

                                      BRANDES INVESTMENT TRUST


                                      By: /s/ Betsy M. Blodgett*
                                        ---------------------------
                                        Betsy M. Blodgett
                                        President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities indicated on February 25, 1999.

Betsy M. Blodgett*                      President and Trustee
--------------------------------
Betsy M. Blodgett

Charles H. Brandes*                     Trustee
--------------------------------
Charles H. Brandes

DeWitt F. Bowman*                       Trustee
--------------------------------
DeWitt F. Bowman

Gordon Clifford Broadhead*              Trustee
--------------------------------
Gordon Clifford Broadhead

Joseph E. Coberly, Jr.*                 Trustee
--------------------------------
Joseph E. Coberly, Jr.

W. Daniel Larsen*                       Trustee
--------------------------------
W. Daniel Larsen

Gary Iwamura *                          Treasurer (Principal Financial and
--------------------------------        Accounting Officer)
Gary Iwamura

*  Robert H. Wadsworth
   -----------------------------
By: Robert H. Wadsworth
       Attorney-in-fact

                                Exhibit(s) Index


                 Exhibit No.         Document
                 -----------         --------

                 (5(iii))            Operating Expense Letter

                 (11)                Independent Auditors' Consent

                 (27)                Financial Data Schedule